Deposits and obligations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deposits and obligations

11.	Deposits and obligations

(a)	This caption is made up as follows:

	2021	2020
	S/(000)	S/(000)
Saving deposits	22,541,822	17,852,282
Demand deposits	14,433,164	13,832,262
Time deposits (e)	10,954,233	13,534,993
Compensation for service time (c)	962,596	1,923,698
Other obligations	6,129	6,040

Total	48,897,944	47,149,275

(b)	Interest rates applied to deposits and obligations are determined based on the market interest rates.

(c)
On April 8, 2021, through Act No. 31171, “Act Authorizing the Withdrawal of Severance Indemnities to Cover Economic Needs Caused by the
Covid-19
Pandemic”, the Peruvian government authorized customers to withdraw, as a one-off
and until December 31, 2021,

100 percent of their
CTS accounts
accumulated until the date of the withdrawal. As of December 31, 2021, 242,000 customers have withdrawn approximately S/1,630,000,000.

On March 27, 2020, the Peruvian government issued the Emergency Decree
No. 033-2020,
according to which, clients could withdraw up
to
S/2,400 of their compensation for service time accounts. As of December 31, 2020, approximately 56,000 clients have withdrawn approximately S/85,493,000.

(d)	As of December 31, 2021 and 2020, approximately S/17,180,174,000 and S/14,020,602,000, respectively, of deposits and obligations are covered by the Peruvian Deposit Insurance Fund.
(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2021 and 2020:

	2021	2020
	S/(000)	S/(000)
Up to 1 month	4,679,045	6,983,091
From 1 to 3 months	2,205,213	2,208,207
From 3 months to 1 year	3,430,805	3,531,496
From 1 to 5 years	377,889	539,586
Over 5 years	261,281	272,613

Total	10,954,233	13,534,993